Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	Sep. 27, 2018	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000069624
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,537	$ 12,281	$ 11,831	$ 11,766	$ 12,561	$ 11,569	$ 11,429		$ 10,907	$ 10,714	$ 10,614	$ 10,000
C000028619
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,860	11,649	11,248	11,214	12,002	11,082	10,977		10,500	10,340	10,269	9,699
C000028621
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,344	11,223	10,912	10,971	11,821	11,006	10,990		10,575	10,493	10,509	10,000
C000082629
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,487	13,001	12,560	13,004	14,064	12,052	12,348		11,578	11,051	10,900	10,000
C000082627
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,752	12,339	11,947	12,401	13,433	11,540	11,856		11,152	10,672	10,552	9,697
C000082628
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,202	11,891	11,594	12,125	13,246	11,465	11,875		11,246	10,833	10,792	10,000
C000206561
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,610	11,192	10,823	11,204	12,115	10,382	10,625	$ 10,000
C000069625
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,505	12,213	11,831	11,885	12,673	11,705	11,554		10,980	10,793	10,661	10,000
C000028628
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,824	11,592	11,256	11,335	12,117	11,219	11,105		10,577	10,423	10,321	9,696
C000028630
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,317	11,184	10,935	11,095	11,951	11,148	11,124		10,667	10,591	10,566	10,000
C000069626
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,276	12,008	11,657	11,729	12,486	11,413	11,461		10,877	10,748	10,615	10,000
C000028631
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,622	11,400	11,093	11,189	11,940	10,941	11,017		10,480	10,382	10,279	9,697
C000028633
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,120	10,984	10,774	10,949	11,762	10,858	11,023		10,557	10,547	10,521	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,377	11,151	10,860	10,807	11,595	11,071	10,647	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	12,103	11,788	11,731	12,586	12,017	11,557		10,861	10,742	10,587	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,349	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557		$ 10,861	$ 10,742	$ 10,587	$ 10,000